Significant accounting policies - Summary of Revised Standards and Interpretations Are Issued But Are Not Yet Effective (Detail)	12 Months Ended
Dec. 31, 2021
References To Conceptual Framework [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IFRS 3
Effective date	January 1, 2022
Planned application by Sportradar in reporting year	2022
Onerous Contracts-Cost of Fulfilling Contract [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 37
Effective date	January 1, 2022
Planned application by Sportradar in reporting year	2022
Property, Plant and Equipment-Proceeds before Intended Use [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 16
Effective date	January 1, 2022
Planned application by Sportradar in reporting year	2022
Annual Improvements to IFRS Standards 2018-20 [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Annual Improvements to IFRS
Effective date	January 1, 2022
Planned application by Sportradar in reporting year	2022
Classification of Liabilities as Current or Non-current [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 1
Effective date	January 1, 2023
Planned application by Sportradar in reporting year	2023
Types of insurance contracts [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	IFRS 17 and amendments to IFRS 17
Effective date	January 1, 2023
Planned application by Sportradar in reporting year	2023
Accounting estimates [member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 8
Effective date	January 1, 2023
Planned application by Sportradar in reporting year	2023
Deferred Tax Related To Assets And Liabilities Arising From A Single Transaction [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 12
Effective date	January 1, 2023
Planned application by Sportradar in reporting year	2023
Disclosure Of Accounting Policies [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IAS 1 and IFRS Practice Statement 2
Effective date	January 1, 2023
Planned application by Sportradar in reporting year	2023
Sale Or Contribution Of Assets Between An Investor And Its Associate Or Joint Venture [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard or interpretation	Amendments to IFRS 10 and IAS 28